History And Organization of The Group	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
History and organization of the Group
2.	History and organization of the Group
On September 30, 2020, the Company issued automatically convertible promissory notes and optionally convertible promissory notes (collectively, “Convertible Notes”) to certain holders of the Class C ordinary shares, in exchange for Class C ordinary shares held by them (collectively, the
“C-round
restructuring”). The automatically convertible promissory notes were converted into ordinary shares automatically upon the closing of the Company’s IPO. The optionally convertible promissory notes could have been converted into an aggregate of 38,493,660 ordinary shares, without giving effect to any anti-dilutive adjustments, during the period between the completion of the IPO and September 29, 2023. The Company paid 6% annual interest to the holders of Convertible Notes until the notes were fully repaid or converted. The optionally convertible promissory notes matured on September 30, 2023, and the notes along with accrued interests had been fully repaid.
On October 30, 2020, the Company’s American depositary shares (“ADSs”) commenced trading on the New York Stock Exchange under the ticker symbol “LU”. As of December 31, 2021, the Company ha
d
1,203,505,757 ordinary shares issued and outstanding.
On April 14, 2023, the Company’s ordinary shares commenced trading on the Hong Kong Stock Exchange in board lots of 100 shares by way of introduction.
On November 20, 2023, the Company announced its plans to change the ratio of its ADSs to its ordinary shares (the “ADS Ratio”) from the current ADS Ratio of two ADSs to one ordinary share to a new ADS ratio of one ADS to two ordinary shares. The change in the ADS ratio became effective on December 15, 2023. For all the periods presented, basic and diluted earnings per ADS have been revised assuming the change of ADS ratio from a ratio of two ADSs to one ordinary share to a new ratio of one ADS to two ordinary shares occurred at the beginning of the earliest period presented.
On March 21, 2024, the Board resolved to recommend the declaration and distribution of the Special Dividend out of the share premium account under the reserves of the Company in the amount of USD
1.21 per Share or
USD
2.42
per ADS. The Special Dividend was payable in cash, with eligible holders of Shares given an option to elect to receive the Special Dividend wholly in the form of new Shares and eligible holders of ADSs given an option to elect to receive the Special Dividend wholly in the form of new ADSs (“Scrip Dividend Scheme”). The Special Dividend was approved at the Annual General Meeting on April 23, 2024.
Upon the completion of the election for scrip dividend under the Company’s Scrip Dividend Scheme, the equity stake of Ping An Insurance (Group) Company of China, Ltd. (“Ping An Group”) and its subsidiaries in the Company increased from
 41.40% to 56.82
% and hence,
Ping An Group became the ultimate controlling shareholder of the Company as of July 30, 2024.

(a)	As of December 31, 2022, 2023 and 2024, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Kind of legal entity and place of incorporation	Principal activities and place of operations	Issued and paid-in capital/Registered capital	Attributable equity interest/economic interest to the Group
				2022	2023	2024
Controlled through direct or indirect equity holding:
Gem Blazing Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD742,000,000	100%	100%	100%
Wincon Hong Kong Investment Company Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD742,000,000	100%	100%	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Corporation, the PRC	Technology advisory service, the PRC	RMB7,923,258,050/ USD1,191,000,000	100%	100%	100%
Jinjiong (Shenzhen) Technology Service Company Ltd. (“Jinjiong Technology”) (i)	Corporation, the PRC	Intermediate holding, the PRC	RMB800,000,000	100%	100%	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Corporation, the PRC	Internet platform service, the PRC	RMB298,549,200/ RMB300,000,000	100%	100%	100%
Gem Alliance Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD1,828,535,620	100%	100%	100%
Harmonious Splendor Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD2,165,088,878	100%	100%	100%
Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd. (iv)	Corporation, the PRC	Financing guarantee services, the PRC	USD3,109,801,102	100%	100%	100%
Ping An Puhui Enterprises Management Co., Ltd. (ii i )	Corporation, the PRC	Enterprise management service, the PRC	RMB9,435,425,000	100%	100%	100%
Chongqing Yuheao Commercial Information Consulting Co., Ltd. (iv)	Corporation, the PRC	Information service consultation, the PRC	RMB3,200,000,000	100%	100%	100%
Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd. (iv)	Corporation, the PRC	Investment and financial consulting service, the PRC	RMB1,251,363,637	100%	100%	100%
Ping An Rongyi (Heilongjiang) Information Service Co., Ltd. (iv)	Corporation, the PRC	Information technology services, the PRC	RMB1,000,000,000	100%	100%	100%
Ping An Consumer Finance Co., Ltd.	Corporation, the PRC	Consumer finance business, the PRC	RMB5,000,000,000	70%	70%	70%
PAO Bank Limited (“PAObank”) (ii)	Corporation, Hong Kong	Banking services Hong Kong	HKD2,000,000,000	0%	0%	100%
Heilongjiang Jinlian Yuntong Microfinance Co., Ltd. (“Heilongjiang Microfinance”)	Corporation, the PRC	Microfinance services , the PRC	RMB4,640,000,000/ RMB5,000,000,000	0%	0%	100%
Controlled through Contractual Agreements:
Shanghai Xiongguo Corporation Management Co., Ltd. (“Xiongguo”)	Corporation, the PRC	Intermediate holding, the PRC	RMB1,000,000,000	100%	100%	100%
Shanghai Lufax Information Technology Co., Ltd.	Corporation, the PRC	Online wealth management information platform service, the PRC	RMB836,670,000	100%	100%	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Corporation, the PRC	Intermediate holding, the PRC	RMB 0/ RMB 5,000,000	100%	100%	100%
Controlled through de facto control:
Zhongshi Credit Management Co., Ltd.	Corporation, the PRC	Non-performing asset management, the PRC	RMB100,000,000	90%	90%	90%
Shenzhen Jiayun Hua’ao Information Service Co., Ltd.	Corporation, the PRC	Information consulting services, the PRC	RMB570,000,000	100%	100%	100%
Shenzhen Tiankun Hengtai Investment Management Co., Ltd. (v)	Corporation, the PRC	Investment and asset management, the PRC	RMB 0/ RMB10,000,000	100%	0%	0%
The English names of certain subsidiaries of the Group represent the best effort by the Company’s management to translate their Chinese names, as these subsidiaries do not have official English names.

(i)
In 2023, the board of directors of Jinjiong Technology approved a RMB500 million capital injection from Weikun Technology, the parent company of Jinjiong Technology. As of December 31, 2023, the capital injection has been completed.

(ii)
On November
13, 2023, the Group entered into a share purchase agreement with OneConnect Financial Technology Co., Ltd. (as the seller) (“OCFT”) and PAO Bank Limited (previously known as Ping An OneConnect Bank (Hong Kong) Limited) (the “PAObank”), pursuant to which OCFT conditionally agreed to sell, and the Group conditionally agreed to acquire PAObank through the sale and purchase of the entire issued share capital of the indirect holding company of PAObank, Jin Yi Tong Limited, at a consideration of HKD933 million
in cash. On April 2, 2024, all the conditions precedent to the acquisition of PAObank had been fulfilled. Upon that, the acquisition was completed and the PAObank became a wholly-owned subsidiary of the Group.

(iii)
On August 5, 2024, Harmonious Splendor Limited, the parent company of Ping An Puhui Enterprises Management Co., Ltd., increased its capital contribution to Ping An Puhui Enterprises Management Co., Ltd. from RMB 8,494,800,000 to RMB 9,435,425,000.

(iv)
In 2024, Ping An Puhui Financing Guarantee Co., Ltd., Chongqing Jinan Microloan Co., Ltd., Ping An Puhui Investment & Consulting Co., Ltd. and Ping An Puhui Information Services Co., Ltd. were renamed as Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd., Chongqing Yuheao Commercial Information Consulting Co., Ltd , Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd. and Ping An Rongyi (Heilongjiang) Information Service Co., Ltd., respectively.

(v)	Shenzhen Tiankun Hengtai Investment Management Co., Ltd. was dissolved in October 2023.

(b)	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2024.

Name	Amount of investment by the Group	Remaining paid-in capital of structured entities (i)
	RMB’000	RMB’000
Trust A	2,720,000	2,720,000
Trust B	2,720,000	2,720,000
Trust C	2,629,840	2,629,840
Trust D	2,260,000	2,260,000
Trust E	1,864,000	1,864,000
Asset Management Product A	1,686,553	1,686,553
Trust F	1,479,643	1,479,643
Trust G	1,288,920	1,288,920
Trust H	1,166,218	1,166,218
Asset Management Product B	994,471	994,471
Ping An Group and its subsidiaries also made investments in these structured entities. Meanwhile, Ping An Group and its subsidiaries also provide certain services to certain consolidated structured entities.

(i)	The remaining paid-in capital is the amount not yet paid to the investors.

(c)
PRC laws and regulations prohibit or restrict foreign ownership of companies that conduct certain internet-based business, which include activities and services provided by the Group. The Group operates part of its business in the PRC through a series of contractual arrangements (collectively, “Contractual Arrangements”) entered into among wholly-owned subsidiaries of the Company (“WFOE”), Consolidated Affiliated Entities and the shareholders of Consolidated Affiliated Entities (“Onshore Shareholders”) that are authorized by the Group. The Contractual Arrangements include Exclusive Equity Interest Option Agreements, Exclusive Business Cooperation Arrangements, Exclusive Asset Option Agreements, Share Pledge Agreements, Voting Trust Agreements, Letters of Undertakings and Spousal Consent Letters.

Under the Contractual Arrangements, the Company has the power to control the management, financial and operating policies of the Consolidated Affiliated Entities, has exposure or rights to variable returns from its involvement with the Consolidated Affiliated Entities, and has ability to use its power over the Consolidated Affiliated Entities to affect the amount of the returns. As a result, all of these Consolidated Affiliated Entities are accounted for as consolidated structured entities of the Company and their financial statements have also been consolidated by the Company. The table below sets forth the principal Consolidated Affiliated Entities of the Group as of December 31, 2022, 2023 and 2024:

Contract Date	WFOE	OPCO

March 23, 2015 and February 1, 2023	Weikun Technology	Xiongguo
March 23, 2015 and February 1, 2023	Weikun Technology	Shanghai Lufax Information Technology Co., Ltd.
November 21, 2018	Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Shenzhen Lufax Holding Enterprise Management Co., Ltd .
The principal terms of the Contractual Arrangements are further described below:

•	Exclusive Equity Interest Option Agreement
Each Onshore Shareholder (which, collectively, legally own 100% of the shares of OPCO) have irrevocably and unconditionally granted WFOE an irrevocable and exclusive right to purchase, or designate one or more persons (each, a “Designee”) to purchase the equity interests in OPCO. WFOE shall be entitled to absolute discretion over the time, manner and times to exercise the option. Except for WFOE and the Designee(s), no other person shall be entitled to the Equity Interest Purchase Option or other rights with respect to the equity interests of OPCO held by any Onshore Shareholder. OPCO agreed to the grant by each Onshore Shareholder of the Equity Interest Purchase Option to WFOE.

•	Exclusive Business Cooperation Agreement
OPCO appointed WFOE as OPCO’s exclusive services provider to provide OPCO with complete business support and technical and consulting services during the term of the Agreement. OPCO agreed to accept all the consultations and services provided by WFOE exclusively unless with written consent of the WFOE and to accept the consultations and services by a third party appointed by WFOE. WFOE shall provide financial support for OPCO to maintain an ordinary business.

•	Exclusive Asset Option Agreement
OPCO irrevocably and unconditionally granted WFOE an irrevocable and exclusive right to purchase, or designate one or more persons (each, a “Designee”) to purchase the assets then held by OPCO once or at multiple times at any time in part or in whole at WFOE’s sole and absolute discretion. WFOE is entitled to absolute discretion over the time, manner and times to exercise the Option. Except for WFOE and the Designee(s), no other person shall be entitled to the Assets Purchase Option or other rights with respect to the assets of OPCO. Each Onshore Shareholder agreed to the grant by OPCO of the Assets Option to WFOE.

•	Share Pledge Agreement
As collateral security for the prompt and complete performance of any and all obligations of each Onshore Shareholder (legally owns 100% of the shares of OPCO) under the Cooperation Agreements (collectively, the “Secured Obligations”), Onshore Shareholder pledged to WFOE a first security interest in its share of the equity interest of OPCO.

•	Voting trust Agreement
Each Onshore Shareholder exclusively entrusted and authorized WFOE to exercise voting, management, and other shareholder rights of OPCO on its behalf. The powers and rights of WFOE granted under the said exclusive entrustment include but not limited to the following: propose, convene and attend shareholders’ meetings of OPCO; exercise all the shareholder’s rights and shareholder’s voting rights that each Onshore Shareholder is entitled to under the laws of the PRC and OPCO’s Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole, and participate in dividend distributions or any other type of distribution of OPCO.

•	Letters of Undertakings
Each individual signing indirect shareholder has irrevocably undertaken, in the event of his or her death or loss of capacity or any other events that could possibly affect his or her capacity to fulfill his or her obligations under the contractual arrangement, that he or she will unconditionally transfer his or her equity interest in OPCO to WFOE or any person designated by WFOE and the transferee will assume all of his or her rights and obligations as such under the contractual arrangements. Each signing indirect shareholder represents that his or her spouse has no ownership interest in his or her equity interest in OPCO. Each signing indirect shareholder further represents that, he or she will not, commit any conduct or omission that is contrary to the purpose and intention of the contractual arrangements, that leads or may lead to any conflict of interest between WFOE and our company and our subsidiaries, and that if, during his or her performance of the contractual arrangements, there is a conflict of interest between the signing indirect shareholder and our company and our subsidiaries, the signing indirect shareholder will protect the legal interests of WFOE under the contractual arrangements.

•	Spousal Consent Letters
Each signing spouse of individual indirect shareholder agreed that he or she was aware of the equity interest beneficially owned by his or her spouse in OPCO and the relevant contractual arrangements in connection with such equity interest. The signing spouse unconditionally and irrevocably confirmed that he or she does not have any equity interest in OPCO and committed not to impose any assertions upon his or her spouse’s respective equity interest. Each signing spouse further confirmed that such equity interest may be disposed of pursuant to the contractual arrangements, and committed that he or she will take all necessary measures for the performance of those arrangements.

(d)	Risks in relation to the Consolidated Affiliated Entities
In the opinion of the Company’s management, the Contractual Arrangements discussed above have resulted in the Company and WFOE having the power to direct activities that most significantly impact the Consolidated Affiliated Entities, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the Consolidated Affiliated Entities at its discretion. The Company has the power to direct activities of the Consolidated Affiliated Entities and can have assets transferred out of the Consolidated Affiliated Entities under its control. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the Consolidated Affiliated Entities. As the Company conducts its Internet-related activities mainly through the Consolidated Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss. As the Consolidated Affiliated Entities organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of WFOE for the liabilities of the Consolidated Affiliated Entities, and WFOE does not have the obligation to assume the liabilities of these Consolidated Affiliated Entities.
In the opinion of the Company’s legal counsel, the ownership structures of the consolidated affiliated entities and WFOEs currently do not result in violation of PRC laws and regulations currently in effect. The Contractual Agreements governed by the PRC laws and regulations are valid, binding and enforceable against each party thereto in accordance with the applicable PRC laws and regulations currently in effect, and do not result in violation of PRC laws and regulations currently in effect. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations and future PRC laws, regulations and rules, and there can be no assurance that the Governmental Agencies will take a view that is not contrary to or otherwise different from the Company’s legal counsel opinion stated above.
The Foreign Investment Law stipulates certain forms of foreign investment. However, the Foreign Investment Law does not explicitly stipulate contractual arrangements such as those the Company relies on as a form of foreign investment. Notwithstanding the above, the Foreign Investment Law stipulates that foreign investment includes “foreign investors investing through any other methods under laws, administrative regulations or provisions prescribed by the State Council.” Future laws, administrative regulations or provisions prescribed by the State Council may possibly regard Contractual Arrangements as a form of foreign investment. If this happens, it is uncertain whether the Contractual Arrangements with the Consolidated Affiliated Entities, its subsidiaries and its shareholders would be recognized as foreign investment, or whether the Contractual Arrangements would be deemed to be in violation of the foreign investment access requirements. As well as the uncertainty on how the Contractual Arrangements will be handled, there is substantial uncertainty regarding the interpretation and the implementation of the Foreign Investment Law. The relevant government authorities have broad discretion in interpreting the law. Therefore, there is no guarantee that the Contractual Arrangements, the business of the Consolidated Affiliated Entities and financial conditions of the Company will not be materially and adversely affected in the future.

The Company’s ability to control Consolidated Affiliated Entities also depends on rights provided to WFOEs under the Voting trust Agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes the Voting trust Agreement is legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements among WFOEs, the Consolidated Affiliated Entities and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke Consolidated Affiliated Entities’ business and operating licenses;

•	require Consolidated Affiliated Entities to discontinue or restrict their operations;

•	restrict Consolidated Affiliated Entities’ right to collect revenues;

•	block Consolidated Affiliated Entities’ websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its business, staff and assets;

•	impose additional conditions or requirements with the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

(e)
The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2022, 2023 and 2024 and for the three years ended December 31, 2024.

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Assets arising from inter-company transactions	10,328	9,200	8,073
Amounts due from Group companies	2,412,424	2,313,929	2,473,019
Total assets	13,408,379	7,786,863	5,938,745
Amounts due to Group companies	14,625,366	10,515,906	9,292,627
Total liabilities	16,951,525	11,574,845	10,205,635

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Inter-company revenues	156,029	90,513	554,293
Total income	1,752,736	287,994	430,361
Inter-company expenses	(540,809)	(311,248)	(140,989)
Total expense s	(2,887,465)	(532,838)	(910,908)
Net loss	(1,134,729)	(244,844)	(480,547)

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Inter-company cash flow	(625,594)	592,730	(1,431,064)
Reclassification (i)	1,487,448	(538,060)	—
Other operating activities	(913,095)	615,102	3,400

Net cash generated (used in)/from operating activities	(51,241)	669,772	(1,427,664)

Inter-company cash flow	564,266	311,736	234,747
Reclassification (i)	(1,487,448)	538,060	—
Payment for advances to consolidated entities	—	(700,000)	(3,430,000)
Receipts of repayment of the advances from consolidated entities	158	—	3,648,130
Proceeds from sale of investment assets	9,263,677	2,539,903	2,372,250
Payment for acquisition of investment assets	(5,712,189)	(859,230)	(1,656,500)
Other investing activities	5,543,944	(181)	86,767

Net cash generated from investing activities	8,172,408	1,830,288	1,255,394

Repayment for advances to consolidated entities	(10,755,583)	(4,679,877)	—
Receipts of advances from consolidated entities	4,617,000	37,850	—
Repayment of interest expenses and borrowings	(436,274)	—	(48,333)
Other financing activities	(1,000)	—	—

Net cash used in financing activities	(6,575,857)	(4,642,027)	(48,333)

Effect of exchange rate changes on cash and cash equivalents	21	9	—
Net increase/(decrease) in cash	1,545,331	(2,141,958)	(220,603)
Cash at the beginning of the year	904,567	2,449,898	307,940

Cash at the end of the year	2,449,898	307,940	87,337

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.

As of December 31, 2022, 2023 and 2024, the total assets of Group’s Consolidated Affiliated Entities mainly consist of cash at bank, restricted cash, financial assets at fair value through profit or loss, financial assets at amortized cost, accounts and other receivables and other assets. The total liabilities mainly consist of payable to platform investors, accounts and other payables and contract liabilities, payable to investors of consolidated structured entities and other liabilities.